PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Mar. 31, 2012
PROPERTY, PLANT AND EQUIPMENT [Text Block]

NOTE 5 - PROPERTY, PLANT AND EQUIPMENT

During the year ended March 31, 2012, the Company continued the development of the Neal Hot Springs, Oregon and San Emidio, Nevada projects. At Neal Hot Springs, construction of the power plant, other facility buildings, cooling towers and transmission lines amounted to approximately $61 million during the current fiscal year. The power plant, cooling towers and other buildings are substantially complete. Current fiscal period well drilling activities at Neal Hot Springs amounted to over $22.5 million. Drilling of wells NHS #4, #9, #11, #12 and #13 were substantially completed as initially planned. Additional drilling is planned that includes, but is not limited to, reentering some of these existing wells. During the current fiscal year at San Emidio, construction costs were incurred that amounted to over $20.4 million for construction of the new power plant and transmission line. The plant and related components have been completed at fiscal year end. The plant is currently being commissioned and has not reached commercial operations. Well construction activities for future power generating facilities at San Emidio amounted to approximately $3 million for the current fiscal year. Effective April 1, 2011, the Company changed consolidation methods for its major subsidiary Raft River Energy I LLC (“RREI”). As a result of the change, the Company now reports all RREI property and equipment on the Company’s consolidated financial statements and reflect a non-controlling interest. As of April 1, 2011, RREI’s property and equipment, net of accumulated deprecation amounted to $45,435,397 ($51,939,812 total cost, less $6,504,415 accumulated depreciation).

During the fiscal year ended March 31, 2011, the Company was engaged on the development of the Neal Hot Springs and San Emidio projects. At Neal Hot Springs, drilling and testing costs for wells #2, #8, #10 and #13 amounted to approximately $7.6 million during the fiscal year. Over $3.5 million in legal, design, permitting and initial construction costs were incurred for the Neal Hot Springs plant site and pipelines. Power plant construction costs, at San Emidio amounted to approximately $12.1 million during the fiscal year.

Property, plant and equipment, at cost, are summarized as follows:

	March 31,
	2012	2011
Land	$652,507	$652,507
Power production plant*	36,072,569	2,275,474
Wells	21,675,989	3,617,312
Furniture and equipment	1,140,086	874,132
	59,541,151	7,419,425
Less: accumulated depreciation*	(11,661,124)	(2,426,017)
	47,880,027	4,993,408
Construction in progress	145,987,128	35,301,709

	$193,867,155	$40,295,117

*

The old power production plant in San Emidio, Nevada was decommissioned December 12, 2011, to facilitate the change to the newly constructed power plant. The old power plant is considered to be an inactive asset; however, remains as a recognized asset since it has not been disassembled and could be restarted if the new plant is not successful. At March 31, 2012, the net book value of the inactive power plant was $429,746 ($2,275,474 cost, less $1,845,728 accumulated depreciation).

For the years ended March 31, 2012 and 2011, the Company capitalized interest costs as a component of the Neal Hot Springs and San Emidio projects as follows:

	For the Year Ended March 31,
	2012	2011
Total interest expense incurred	$1,876,696	$361,121
Capitalized interest	1,871,422	351,166

Depreciation expense charged to operations for the years ended March 31, 2012 and 2011 amounted to $2,738,526 and $1,029,412 ; respectively.

Changes in Construction in Progress for the periods ended March 31, 2012 and March 31, 2011, are summarized as follows:

	For the Year Ended March 31,
	2012	2011
Beginning balances	$35,301,709	$11,225,304
Current development construction	113,266,751	25,300,205
Grant reimbursements	(2,117,423)	(1,223,800)
Transfers into production	-	-
Write-off exploration wells*	(463,909)	-
Ending balances	$145,987,128	$35,301,709

*

During the quarter ended December 31, 2011, the current fiscal year and the prior fiscal year costs related to test well construction at Gerlach, Nevada were written off. These costs were considered to be exploratory in nature with an uncertain future value.

Construction in Progress, at cost, consisted of the following projects/assets by location at March 31, 2012 and 2011 are as follows:

	March 31,
	2012	2011
Raft River, Idaho:
Unit II, power plant, substation and transmission lines	$742,404	$739,632
Unit II, well construction	2,099,136	2,097,285
	2,841,540	2,836,917
San Emidio, Nevada:
Power plant (Re-power project)	31,770,066	12,082,213
Interconnection studies for transmission line	235,013	197,679
Well construction	4,604,983	2,986,539
	36,610,062	15,266,431
Neal Hot Springs, Oregon:
Wells	35,266,897	12,546,127
Buildings and site preparation	67,967,633	4,064,074
Transmission lines and substation	3,300,996	327,519
	106,535,526	16,937,720
Gerlach, Nevada:
Well construction	-	260,641

	$145,987,128	$35,301,709